Trade and Other Receivables - Additional Information (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Trade and other receivables [abstract]
Contract assets	€ 81,923	€ 37,609	€ 8,880	€ 19,999
Contract fulfilment costs	€ 14,000	€ 8,500	€ 0